Submission	Sep. 22, 2026
Submission [Line Items]
Central Index Key	0001848763
Registrant Name	ReNew Energy Global plc
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES